Going Concern	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Going Concern

2.	Going Concern

These financial statements have been prepared under IFRS Accounting Standards as issued by the International Accounting Standards Board applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future. Accordingly, it does not give effect to any adjustments that may be necessary should the Company be unable to continue as a going concern and, therefore, be required to realize its assets and liquidate its liabilities in other than the normal course of operations and at amounts which may differ from those shown in these financial statements. Such adjustments could be material. The ability of the Company to continue as a going concern is dependent on its ability to continue to obtain equity financing and ultimately achieve profitable operations. While the Company has been successful in arranging financing in the past, the success of such initiatives cannot be assured.

As of February 29, 2024, the Company had accumulated losses of $21,947,674 since its inception and expects to incur further losses in the development of its business, and had a negative cash flows from operating activities of $3,704,750. This indicates material uncertainties which cast significant doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on its ability to obtain additional equity financing and achieve future profitable operations. While the Company has been successful in arranging financing in the past, the success of such initiatives cannot be assured.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.